Consolidated statement of changes in equity - USD ($) $ in Millions	Total		Called up share capital and share premium		Other equity instruments		Retained earnings	[1],[2]	Financial assets at FVOCI reserve		Available-for-sale fair value reserve [3]	Cash flow hedging reserve	Foreign exchange reserve	Merger and other reserves	[2],[4]	Total shareholders’ equity		Non-controlling interests	HSBC Holdings		HSBC Holdings Called up share capital		HSBC Holdings Share premium		HSBC Holdings Other equity instruments	HSBC Holdings Retained earnings	[5],[6]	HSBC Holdings Financial assets at FVOCI reserve	HSBC Holdings Available-for-sale fair value reserve	HSBC Holdings Merger and other reserves	[6]
Equity beginning of period at Dec. 31, 2016	$ 182,578		$ 22,715		$ 17,110		$ 136,795				$ (477)	$ (27)	$ (28,038)	$ 27,308		$ 175,386		$ 7,192	$ 104,858		$ 10,096		$ 12,619		$ 17,004	$ 27,656			$ 112	$ 37,371
Profit for the year	11,879						10,798									10,798		1,081	5,539							5,539
Other comprehensive (expense)/income for the year, net of tax	9,383						328				131	(194)	8,966			9,231		152	(881)							(828)			(53)
– available-for-sale investments	146										131					131		15	(53)										(53)
– cash flow hedges	(192)											(194)				(194)		2
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	(2,024)						(2,024)									(2,024)			(828)							(828)
– remeasurement of defined benefit asset/liability	2,419						2,395									2,395		24
– share of other comprehensive income of associates and joint ventures	(43)						(43)									(43)
– exchange differences	9,077												8,966			8,966		111
Total comprehensive income for the year	21,262						11,126				131	(194)	8,966			20,029		1,233	4,658							4,711			(53)
Shares issued under employee remuneration and share plans	56		622				(566)									56			570		38		584			(52)
Shares issued in lieu of dividends and amounts arising thereon	3,206						3,206									3,206			3,205		190		(190)			3,205
Capital securities issued	5,140	[7]			5,140	[7]										5,140	[7]		5,103						5,103
Dividends to shareholders	(12,211)						(11,551)									(11,551)		(660)	(11,551)							(11,551)
Cost of share-based payment arrangements	500						500									500			(2)							(2)
Cancellation of shares	(3,000)	[8]	(3,000)	[8]												(3,000)	[8]		(3,000)		(164)		(2,836)
Other movements	340						489				(4)	(1)				484		(144)	(54)							(64)				10
Equity end of period at Dec. 31, 2017	197,871		20,337		22,250		139,999		$ (350)	[3]	$ (350)	(222)	(19,072)	27,308		190,250		7,621	103,787		10,160		10,177		22,107	23,903		$ 59	$ 59	37,381
Profit for the year	15,025						13,727									13,727		1,298	52,825							52,825
Other comprehensive (expense)/income for the year, net of tax	(4,670)						2,765		(245)	[3]		16	(7,061)			(4,525)		(145)	865							865
– debt instruments at fair value through other comprehensive income	(243)								(245)	[3]						(245)		2
– equity instruments designated at fair value through other comprehensive income	(27)																	(27)
– available-for-sale investments																			0
– cash flow hedges	19											16				16		3
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	2,847						2,847									2,847			865							865
– remeasurement of defined benefit asset/liability	(329)						(301)									(301)		(28)
– share of other comprehensive income of associates and joint ventures	(64)						(64)									(64)
– effects of hyperinflation	283						283									283
– exchange differences	(7,156)												(7,061)			(7,061)		(95)
Total comprehensive income for the year	10,355						16,492		(245)	[3]		16	(7,061)			9,202		1,153	53,690							53,690
Shares issued under employee remuneration and share plans	111		721				(610)									111			721		42		679			0
Shares issued in lieu of dividends and amounts arising thereon	1,494						1,494									1,494			1,494		83		(83)			1,494
Capital securities issued	5,968	[7]			5,968	[7]										5,968	[7]		5,967						5,967
Dividends to shareholders	(12,257)						(11,547)									(11,547)		(710)	(11,547)							(11,547)
Redemption of securities	(6,088)	[9]			(5,851)	[9]	(237)	[9]								(6,088)	[9]		(6,079)						(5,843)	(236)
Transfers							(2,200)	[10]						2,200	[10]											(2,200)	[11]			2,200	[11]
Cost of share-based payment arrangements	450						450									450
Cancellation of shares	(1,998)	[8],[12]	2,731	[8],[12]			(4,998)	[8],[12]						269	[8],[12]	(1,998)	[8],[12]		(1,998)	[13]	(105)	[13]	2,836	[13]		(4,998)	[13]			269	[13]
Other movements	(10)						(67)		84	[3]						17		(27)	428							379				49
Equity end of period at Dec. 31, 2018	194,249		23,789		22,367		138,191		(1,532)	[3]		(206)	(26,133)	29,777		186,253		7,996	147,353		10,180		13,609		22,231	61,434		$ 0		39,899
Profit for the year	8,708						7,383									7,383		1,325	9,041							9,041
Other comprehensive (expense)/income for the year, net of tax	1,017						(1,759)		1,424			204	1,000			869		148	(396)							(396)
– debt instruments at fair value through other comprehensive income	1,152								1,146							1,146		6
– equity instruments designated at fair value through other comprehensive income	366								278							278		88
– available-for-sale investments																			0
– cash flow hedges	206											204				204		2
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	(2,002)						(2,002)									(2,002)			(396)							(396)
– remeasurement of defined benefit asset/liability	13						5									5		8
– share of other comprehensive income of associates and joint ventures	21						21									21
– effects of hyperinflation	217						217									217
– exchange differences	1,044						0						1,000			1,000		44
Total comprehensive income for the year	9,725						5,624		1,424			204	1,000			8,252		1,473	8,645							8,645
Shares issued under employee remuneration and share plans	62		557				(495)									62			501		36		521			(56)
Shares issued in lieu of dividends and amounts arising thereon	2,687						2,687									2,687			2,687		171		(171)			2,687
Capital securities issued																			0		0
Dividends to shareholders	(12,460)						(11,683)									(11,683)		(777)	(11,683)							(11,683)
Redemption of securities	(1,508)	[9]			(1,496)	[9]	(12)	[9]								(1,508)	[9]		(1,508)						(1,488)	(20)
Transfers							2,475	[10]						(2,475)	[10]											2,475	[11]			(2,475)	[11]
Cost of share-based payment arrangements	478						478									478
Cancellation of shares	(1,000)	[8]	(68)	[8]			(1,000)	[8]						68	[8]	(1,000)	[8]		(1,000)	[14]	(68)	[14]				(1,000)	[14]			68	[14]
Other movements	435						414									414		21	49						0	2				47
Equity end of period at Dec. 31, 2019	$ 192,668		$ 24,278		$ 20,871		$ 136,679		$ (108)			$ (2)	$ (25,133)	$ 27,370		$ 183,955		$ 8,713	$ 145,044		$ 10,319		$ 13,959		$ 20,743	$ 62,484				$ 37,539

[1]	At 31 December 2019, retained earnings included 432,108,782 treasury shares (2018: 379,926,645; 2017: 360,590,019). In addition, treasury shares are also held within HSBC’s Insurance business retirement funds for the benefit of policyholders or beneficiaries within employee trusts for the settlement of shares expected to be delivered under employee share schemes or bonus plans, and the market-making activities in Global Markets.
[2]	Cumulative goodwill amounting to $5,138m has been charged against reserves in respect of acquisitions of subsidiaries prior to 1 January 1998, including $3,469m charged against the merger reserve arising on the acquisition of HSBC Bank plc. The balance of $1,669m has been charged against retained earnings.
[3]	The $350m at 31 December 2017 represents the IAS 39 available-for-sale fair value reserve as at 31 December 2017.
[4]	Statutory share premium relief under section 131 of the Companies Act 1985 (the ‘Act’) was taken in respect of the acquisition of HSBC Bank plc in 1992, HSBC France in 2000 and HSBC Finance Corporation in 2003, and the shares issued were recorded at their nominal value only. In HSBC’s consolidated financial statements, the fair value differences of $8,290m in respect of HSBC France and $12,768m in respect of HSBC Finance Corporation were recognised in the merger reserve. The merger reserve created on the acquisition of HSBC Finance Corporation subsequently became attached to HSBC Overseas Holdings (UK) Limited (‘HOHU’), following a number of intra-Group reorganisations. During 2009, pursuant to section 131 of the Companies Act 1985, statutory share premium relief was taken in respect of the rights issue and $15,796m was recognised in the merger reserve.
[5]	At 31 December 2019, retained earnings included 326,191,804 ($2,543m) of treasury shares (2018: 326,503,319 ($2,546m); 2017: 326,843,840 ($2,542m)).
[6]	HSBC Holdings distributable reserves at 31 December 2019 of $31,656m (2018: $30,705m) represents realised profits for the year included in retained earnings of $11,516m (2018: $14,974m) and in merger reserve of $15,731m (2018: $15,731m). The distributable reserves are lower than retained earnings of $62,484m (2018: $61,434m). In 2018, $44,893m (2019: nil) represented income generated from restructuring the Group’s Asia operation to meet resolution and recovery requirements, which does not form part of distributable reserves.
[7]	In 2018, HSBC Holdings issued $4,150m, £1,000m and SGD750m of perpetual subordinated contingent convertible capital securities on which there were $60m of external issuance costs, $49m of intra-Group issuance costs and $11m of tax benefits. In 2017, HSBC Holdings issued $3,000m, SGD1,000m and €1,250m of perpetual subordinated contingent convertible capital securities, on which there were $14m of external issuance costs, $37m of intra-Group issuance costs and $10m of tax benefits. Under IFRSs these issuance costs and tax benefits are classified as equity.
[8]	For further details, refer to Note 31 in the Annual Report and Accounts 2019. In August 2019, HSBC announced a share buy-back of up to $1.0bn, which was completed in September 2019. In May 2018, HSBC announced a share buy-back of up to $2.0bn, which was completed in August 2018. In February 2017, HSBC announced a share buy-back of up to $1.0bn, which was completed in April 2017. In July 2017, HSBC announced a share buy-back of up to $2.0bn, which was completed in November 2017. Shares bought back from these buy-back programmes have been cancelled.
[9]	During 2019, HSBC Holdings redeemed $1,500m 5.625% perpetual subordinated capital securities on which there were $12m of external issuance costs. In 2018, HSBC Holdings redeemed $2,200m 8.125% perpetual subordinated capital securities and its $3,800m 8.000% perpetual subordinated capital securities, Series 2, on which there were $172m of external issuance costs and $23m of intra-Group issuance costs wound down. Under IFRSs external issuance costs are classified as equity.
[10]	Permitted transfers from the merger reserve to retained earnings were made when the investment in HSBC Overseas Holdings (UK) Limited was previously impaired. In 2018, a part reversal of this impairment resulted in a transfer from retained earnings back to the merger reserve of $2,200m. At 31 December 2019, an additional impairment of $2,475m was recognised and a permitted transfer of this amount was made from the merger reserve to retained earnings.
[11]	Permitted transfers from the merger reserve to retained earnings were made when the investment in HSBC Overseas Holdings (UK) Limited was previously impaired. In 2018, a part reversal of this impairment resulted in a transfer from retained earnings back to the merger reserve of $2,200m. At 31 December 2019, an additional impairment of $2,475m was recognised and a permitted transfer of this amount was made from the merger reserve to retained earnings.
[12]	This includes a re-presentation of the cancellation of shares to retained earnings and capital redemption reserve in respect of the 2017 share buy-back, under which retained earnings have been reduced by $3,000m, called up capital and share premium increased by $2,836m and other reserves increased by $164m.
[13]	The 2018 year included a re-presentation of the cancellation of shares to retained earnings and capital redemption reserve in respect of the 2017 share buy-back, under which retained earnings has been reduced by $3,000m, share premium increased by $2,836m and other reserves increased by $164m.
[14]	In August 2019, HSBC announced a share buy-back of up to $1.0bn, which was completed in September 2019.